CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Available-for-sale securities, amortized cost	$ 339,971	$ 309,356
Held-to-maturity securities, fair value	$ 33,420	$ 37,275
Common stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares authorized	8,000,000	8,000,000
Common stock, shares issued	5,180,000	5,330,000
Common stock, shares outstanding	5,180,000	5,330,000